Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film, Disclosures [Abstract]
Within 1 year	¥ 1,390,410	$ 195,835
Between 1 and 2 years	738,061	103,954
Between 2 and 3 years	¥ 556,740	$ 78,415